TEMPLETON CHINA WORLD FUND

300 S.E. 2nd Street

Fort Lauderdale, FL 33301-1923

Facsimile 954.847.2288
Telephone 954.527.7500

January 4, 2021

Filed Via EDGAR (CIK #0000909226)

Securities and Exchange Commission

100 F Street, N.E

Washington, D.C. 20549

RE: Templeton China World Fund

File Nos. 333-104602 and 811-07876

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) do not differ from those contained in Post-Effective Amendment No. 29 to the Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on December 28, 2020.

Very truly yours,

TEMPLETON CHINA WORLD FUND

/s/LORI A. WEBER

Lori A. Weber

Vice President and Secretary

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